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APPENDIX I

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

                                                         ASSET MANAGEMENT FUND
                                                         230 WEST MONROE STREET
                                                         CHICAGO, IL 60606

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2.    The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

                                                                             [X]

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3.    Investment Company Act File Number:                              811-03541

      Securities Act File Number:                                        2-78808

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4(a). Last day of the fiscal year for which this notice is filed:

                                OCTOBER 31, 2008

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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SEC 2393 (9-97)
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5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):                           $  1,060,522,073
                                                                ----------------

      (ii) Aggregate price of securities
           redeemed or repurchased during the
           fiscal year:                        ($2,346,624,245)
                                               ---------------

      (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no
           earlier than October 11, 1995 that
           were not previously used to reduce
           registration fees payable to the
           Commission.                         ($2,587,776,826)
                                               ---------------

      (iv) Total available redemption credits
           [Add items 5(ii) and 5(iii)]:                      -  ($4,934,401,071)
                                                                ----------------

      (v)  Net Sales - If item 5(i) is
           greater than item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]                           $              0
                                                                ----------------

      (vi) Redemption credits available for
           use in future years - if
           Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item
           5(i)]:                              ($3,873,878,998)
                                               ---------------

      (vii) Multiplier for determining
           registration fee (See Instruction
           C.9):                                                       0.0000393
                                                                ----------------

      (viii) Registration fee due [multiply
           Item 5(v) by Item 5(vii):                          = $           0.00
           (enter "0" if no fee is due):                        ----------------

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6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.    Interest due.-- if this Form is being filed more than 90 days after the
      end of the issuers fiscal year (see Instruction D):       $              0
                                                                ----------------

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8.    Total of amount of the registration fee due plus any interest due [Line
      5(viii) plus line 7].                                     $           0.00
                                                                ================

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SEC 2393 (9-97)
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                                       N/A

      Method of Delivery:
                                                         [ ] Wire Transfer
                                                         [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Arthur A. Jensen
                                        ----------------------------------------
                                        Arthur A. Jensen, Treasurer

Date January 21, 2009

*    Please print the name and title of the signing officer below the signature.

SEC 2393 (9-97)